Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	115,471,806.22	13,095
Yield Supplement Overcollateralization Amount 08/31/23	1,386,291.05	0
Receivables Balance 08/31/23	116,858,097.27	13,095
Principal Payments	7,563,591.48	271
Defaulted Receivables	143,058.34	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	1,234,442.98	0
Pool Balance at 09/30/23	107,917,004.47	12,813

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.70%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	2,121,812.08	165
Past Due 61-90 days	565,267.49	41
Past Due 91-120 days	66,964.17	5
Past Due 121+ days	0.00	0
Total	2,754,043.74	211

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.52%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Delinquency Trigger Occurred	NO

Recoveries	217,765.50
Aggregate Net Losses/(Gains) - September 2023	(74,707.16)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.77%
Prior Net Losses/(Gains) Ratio	0.73%
Second Prior Net Losses/(Gains) Ratio	0.22%
Third Prior Net Losses/(Gains) Ratio	-0.36%
Four Month Average	-0.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	5,399,680.85
Actual Overcollateralization	107,917,004.47
Weighted Average Contract Rate	4.87%
Weighted Average Contract Rate, Yield Adjusted	6.27%
Weighted Average Remaining Term	20.55

Flow of Funds	$ Amount
Collections	8,250,973.61
Investment Earnings on Cash Accounts	12,916.74
Reserve Fund Balance	2,699,840.43
Servicing Fee	(97,381.75)
Aggregate Purchase Amount	109,294,505.79
Transfer to Collection Account	-
Available Funds	120,160,854.82

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	103,990.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	2,155,120.90
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	107,917,004.47
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	9,892,939.10

Total Distributions of Available Funds	120,160,854.82

Servicing Fee	97,381.75
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	110,072,125.37
Principal Paid	110,072,125.37
Note Balance @ 10/16/23	0.00

Class A-1
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2a
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2b
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-3
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-4
Note Balance @ 09/15/23	61,472,125.37
Principal Paid	61,472,125.37
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class B
Note Balance @ 09/15/23	32,400,000.00
Principal Paid	32,400,000.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class C
Note Balance @ 09/15/23	16,200,000.00
Principal Paid	16,200,000.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	195,790.35
Total Principal Paid	110,072,125.37
Total Paid	110,267,915.72

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.03000%
Interest Paid	103,990.35
Principal Paid	61,472,125.37
Total Paid to A-4 Holders	61,576,115.72

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	32,400,000.00
Total Paid to B Holders	32,459,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	16,200,000.00
Total Paid to C Holders	16,232,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1817535
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	102.1807092
Total Distribution Amount	102.3624627

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.2950230
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	765.5308265
Total A-4 Distribution Amount	766.8258495

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	1,000.0000000
Total B Distribution Amount	1,001.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	1,000.0000000
Total C Distribution Amount	1,002.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	19.58
Noteholders' Principal Distributable Amount	980.42

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	2,699,840.43
Investment Earnings	11,672.58
Investment Earnings Paid	(11,672.58)
Deposit/(Withdrawal)	(2,699,840.43)
Balance as of 10/16/23	0.00
Change	(2,699,840.43)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$492,314.92	$664,768.30	$624,834.37
Number of Extensions	40	59	52
Ratio of extensions to Beginning of Period Receivables Balance	0.42%	0.53%	0.47%